Financial instruments - additional information - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	$ 37,626	$ 32,839
Contractual maturities	39,918	44,324
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	5,594
Contractual maturities	6,512
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	630
Contractual maturities	702
Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	2,015
Contractual maturities	2,495
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	8,901
Contractual maturities	9,723
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	14,488
Contractual maturities	14,488
Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	5,998
Contractual maturities	5,998
Expected to be settled within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	18,428	12,284
Expected to be settled within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	105
Expected to be settled within one year | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	145
Expected to be settled within one year | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	941
Expected to be settled within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,067
Expected to be settled within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9,172
Expected to be settled within one year | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5,998
1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	7,834	7,479
1 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,146
1 to 5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	388
1 to 5 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	188
1 to 5 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	5,476
1 to 5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	636
5 years to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,136	4,167
5 years to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	888
5 years to 10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	113
5 years to 10 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	232
5 years to 10 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,902
5 years to 10 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1
After 10 years to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,095	2,636
After 10 years to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	648
After 10 years to 15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	37
After 10 years to 15 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,132
After 10 years to 15 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	278
After 15 years to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	268	1,363
After 15 years to 20 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	18
After 15 years to 20 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2
After 15 years to 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	248
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1	8,412
Over 20 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	8,156	7,983
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,725
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	$ 4,431
UK & Europe Discontinued Operations (M&G Prudential)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		26,372
Contractual maturities		28,220
UK & Europe Discontinued Operations (M&G Prudential) | Expected to be settled within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		21,157
UK & Europe Discontinued Operations (M&G Prudential) | 1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,971
UK & Europe Discontinued Operations (M&G Prudential) | 5 years to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,000
UK & Europe Discontinued Operations (M&G Prudential) | After 10 years to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		464
UK & Europe Discontinued Operations (M&G Prudential) | After 15 years to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		319
UK & Europe Discontinued Operations (M&G Prudential) | Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		3,064
UK & Europe Discontinued Operations (M&G Prudential) | No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		245
Continuing and discontinued operations
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		59,211
Contractual maturities		72,544
Continuing and discontinued operations | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		9,761
Contractual maturities		20,370
Continuing and discontinued operations | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		6,289
Contractual maturities		7,853
Continuing and discontinued operations | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		8,901
Contractual maturities		9,778
Continuing and discontinued operations | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		19,421
Contractual maturities		19,704
Continuing and discontinued operations | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value		14,839
Contractual maturities		14,839
Continuing and discontinued operations | Expected to be settled within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		33,441
Continuing and discontinued operations | Expected to be settled within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		380
Continuing and discontinued operations | Expected to be settled within one year | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,961
Continuing and discontinued operations | Expected to be settled within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2,450
Continuing and discontinued operations | Expected to be settled within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		13,811
Continuing and discontinued operations | Expected to be settled within one year | Net asset value attributable to unit holders of consolidated unit trusts and similar funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		14,839
Continuing and discontinued operations | 1 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		9,450
Continuing and discontinued operations | 1 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2,240
Continuing and discontinued operations | 1 to 5 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,703
Continuing and discontinued operations | 1 to 5 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		4,908
Continuing and discontinued operations | 1 to 5 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		599
Continuing and discontinued operations | 5 years to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		5,167
Continuing and discontinued operations | 5 years to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,944
Continuing and discontinued operations | 5 years to 10 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,002
Continuing and discontinued operations | 5 years to 10 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2,131
Continuing and discontinued operations | 5 years to 10 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		90
Continuing and discontinued operations | After 10 years to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		3,100
Continuing and discontinued operations | After 10 years to 15 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2,347
Continuing and discontinued operations | After 10 years to 15 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		349
Continuing and discontinued operations | After 10 years to 15 years | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		289
Continuing and discontinued operations | After 10 years to 15 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		115
Continuing and discontinued operations | After 15 years to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,682
Continuing and discontinued operations | After 15 years to 20 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		1,363
Continuing and discontinued operations | After 15 years to 20 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		181
Continuing and discontinued operations | After 15 years to 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		138
Continuing and discontinued operations | Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		11,476
Continuing and discontinued operations | Over 20 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		8,371
Continuing and discontinued operations | Over 20 years | Other operational borrowings
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2,657
Continuing and discontinued operations | Over 20 years | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		448
Continuing and discontinued operations | No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		8,228
Continuing and discontinued operations | No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		3,725
Continuing and discontinued operations | No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		$ 4,503